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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                   May 5, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Schwab Annuity Portfolios
         File Nos. 33-74534 and 811-8314


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectuses, dated April 30, 1997 for Schwab Money Market Portfolio, Schwab S&P 500 Portfolio and Schwab Asset Director - High Growth Portfolio do not differ from those filed in the most recent post-effective amendment, which was filed electronically. Also pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Statement of Additional Information, dated April 30, 1997 for Schwab Money Market Portfolio, Schwab S&P 500 Portfolio and Schwab Asset Director - High Growth Portfolio does not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,

/s/ Christina M. Perrino
Christina M. Perrino
Assistant Secretary





cc:    Sandra Herrera